INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
INCOME TAXES
Schedule of statutory rates to the loss before provision for income taxes

	2023	2022
	$	$
(Loss) before income taxes	(79,890,763)	(89,989,659)
Statutory tax rate	27.00%	27.00%
Income tax (recovery) at statutory rate	(21,571,000)	(24,297,000)
Flow-through shares and other non-deductible differences	16,107,000	17,468,000
Change in unrecognized deductible temporary differences	5,464,000	6,829,000
Income tax expense (recovery)	—	—

Schedule of components of the deferred tax assets and liabilities

	2023	2022
	$	$
Investments	16,166,000	10,291,000
Exploration and evaluation assets	20,296,000	14,290,000
Non-capital tax losses carryforward	28,328,000	18,416,000
Net capital losses carryforward	11,528,000	11,528,000
Capital assets	2,276,000	1,362,000
Reclamation provision	1,285,000	1,411,000
Other	7,688,000	7,096,000
Total	87,567,000	64,394,000

Schedule of non-capital losses expire

Expiry Date	$
2040	791,000
2041	7,661,000
2042	9,964,000
2043	9,912,000
28,328,000